Summary of breakdown of the available-for-sale debt securities with unrealized losses - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 2,994	$ 64,877
Gross Unrealized Holding Losses	(1)	(74)
Unrealized losses less than 12 months
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,994	38,464
Gross Unrealized Holding Losses	(1)	(42)
Unrealized losses 12 months or greater
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	26,413
Gross Unrealized Holding Losses	0	(32)
U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		26,341
Gross Unrealized Holding Losses		(32)
U.S. Treasury securities | Unrealized losses less than 12 months
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		8,416
Gross Unrealized Holding Losses		(16)
U.S. Treasury securities | Unrealized losses 12 months or greater
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		17,925
Gross Unrealized Holding Losses		(16)
US Government-sponsored Enterprises Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		27,245
Gross Unrealized Holding Losses		(38)
US Government-sponsored Enterprises Debt Securities | Unrealized losses less than 12 months
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		18,757
Gross Unrealized Holding Losses		(22)
US Government-sponsored Enterprises Debt Securities | Unrealized losses 12 months or greater
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		8,488
Gross Unrealized Holding Losses		(16)
Corporate debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,994	11,291
Gross Unrealized Holding Losses	(1)	(4)
Corporate debt | Unrealized losses less than 12 months
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,994	11,291
Gross Unrealized Holding Losses	(1)	(4)
Corporate debt | Unrealized losses 12 months or greater
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	0	0
Gross Unrealized Holding Losses	$ 0	$ 0